UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.8%
	Shares	Value
ARGENTINA — 2.7%
MercadoLibre	4,975	$434,815

AUSTRALIA - 1.5%
CSL	7,375	243,681

BRAZIL - 7.3%
BM&F Bovespa	105,800	665,832
CETIP S.A.- Mercados Organizados	8,100	125,004
Cielo	7,300	217,583
Natura Cosmeticos	7,400	158,568

		1,166,987

CHINA - 2.9%
New Oriental Education & Technology Group ADR *	12,875	306,682
Tingyi (Cayman Islands) Holding	54,000	157,716

		464,398

DENMARK - 1.0%
Novozymes, Cl B	5,575	156,973

HONG KONG - 3.5%
Hong Kong Exchanges and Clearing	5,700	98,931
Li & Fung	210,000	459,259

		558,190

INDIA - 5.8%
Asian Paints	1,025	62,099
Hero Motocorp	8,600	323,979
ITC	85,400	352,292
Larsen & Toubro	7,175	190,230

		928,600

MEXICO - 2.4%
Wal-Mart de Mexico	124,200	383,628

NETHERLANDS - 3.2%
ASML Holding ADR, Cl G	11,875	510,506

PORTUGAL - 1.5%
Jeronimo Martins SGPS *	14,500	242,084

RUSSIA - 0.5%
Mail.ru Group GDR *	2,450	80,850

SOUTH AFRICA - 4.5%
Naspers, Cl N	14,175	710,973

SWITZERLAND - 5.8%
ABB ADR	9,575	199,447
Kuehne & Nagel International	2,840	357,083
SGS	200	359,053

		915,583

UNITED KINGDOM - 3.5%
ARM Holdings	58,700	563,712

UNITED STATES - 50.7%
Allergan	4,000	351,640
Amazon.com *	3,120	606,653
Apple *	1,205	550,058
Charles Schwab	21,025	244,941
FMC Technologies *	6,550	334,770
Google, Cl A *	1,105	641,022
IntercontinentalExchange *	2,525	289,062
Intuitive Surgical *	785	361,029
Las Vegas Sands	9,025	443,218
National Oilwell Varco	8,775	649,175
NIKE, Cl B	4,300	447,157
Praxair	3,575	379,665
QUALCOMM	12,000	705,840
Salesforce.com *	6,350	741,680
Schlumberger	7,580	569,789
Visa, Cl A	7,625	767,380

		8,083,079

TOTAL COMMON STOCK (Cost $13,907,359)		15,444,059

TOTAL INVESTMENTS - 96.8% (Cost $13,907,359)‡		$15,444,059

Percentages are based on Net Assets of $15,947,994.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

‡	At January 31, 2012, the tax basis cost of the Fund’s investments was $13,907,359, and the unrealized appreciation and depreciation were $1,769,191, and $(232,491), respectively

As of January 31, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

During the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements

SAN-QH-001-0400

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012